COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED STATEMENTS OF FINANCIAL POSITION
SCHEDULE I - COMBINED CONDENSED STATEMENT OF FINANCIAL POSITION

AS AT DEC.31 US$ MILLIONS	2022	2021
Assets
Cash and cash equivalents	$—	$25
Investments in subsidiaries	3,998	1,415
Due from related party	45	—
Total assets	4,043	1,440

Liability
Accounts payable and accrued liabilities	2	1
Preferred shares	2,512	—
Due to related party	80	4
Total liabilities	2,594	5

Equity
Share capital	1,890	1,499
Accumulated surplus (deficit)	442	(48)
Accumulated other comprehensive loss	(883)	(16)
Total equity	1,449	1,435
Total liabilities and equity	$4,043	$1,440

COMBINED CONDENSED STATEMENTS OF OPERATIONS
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Income (loss) of equity method investments	$565	$(41)	$1
Operating expenses	(8)	(3)	—
Interest expense	(67)	—	—
Net income (loss)	$490	$(44)	$1

COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Net income (loss)	$490	$(44)	$1
Other comprehensive (loss) income	(823)	(15)	3
Comprehensive (loss) income	$(333)	$(59)	$4

COMBINED CONDENSED STATEMENTS OF CASH FLOWS
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Operating activities
Net income (loss)	$490	$(44)	$1
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	(565)	41	(1)
Changes in non-cash balances related to operations
Changes in working capital	32	5	—
Cash from operating activities	(43)	2	—
Investing activities
Investments in shares of subsidiaries	(2,885)	(1,475)	(13)
Cash used in investing activities	(2,885)	(1,475)	(13)
Financing activities
Issuance of common equity	450	1,501	13
Issuance of preferred equity	2,512	—	—
Distributions	(59)	(3)	—
Cash from financing activities	2,903	1,498	13
Cash and cash equivalents
Cash and cash equivalents, beginning of year	25	—	—
Net change during the year	(25)	25	—
Cash and cash equivalents, end of year	$—	$25	$—